Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

Note 6. Income Taxes

The tax provision for interim periods is determined using an estimate of the Company’s effective tax rate for the full year adjusted for discrete items, if any, that are taken into account in the relevant period. Each quarter the Company updates its estimate of the annual effective tax rate, and if the estimated tax rate changes, the Company makes a cumulative adjustment.

At March 31, 2015 and December 31, 2014, the Company has a full valuation allowance against its deferred tax assets, net of expected reversals of existing deferred tax liabilities, as it believes it is more likely than not that these benefits will not be realized.

The Company did not identify any material uncertain tax positions of the Company on returns that have been filed or that will be filed. The Company has not had operations and has deferred items consisting entirely of unused Net Operating Losses.. Since it is not thought that this Net Operating Loss will ever produce a tax benefit, even if examined by taxing authorities and disallowed entirely, there would be no effect on the financial statements.

The Company’s policy is to recognize potential interest and penalties accrued related to unrecognized tax benefits within income tax expense. For the periods ended March 31 2015, and March 31, 2014 the Company did not recognize nor accrue any interest or penalties.

Note 6. Income Taxes

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Net deferred tax liabilities consist of the following components as of December 31, 2014 and 2013:

	2014	2013

Deferred tax assets:
NOL Carryover	$314,000	$15,067
Deferred Rent	2,300	-
Accrued Payroll	115,200	-
Contingent Liability	31,500	-
Deferred tax liabilities
Depreciation	(300)	-
Valuation allowance	(462,700)	(15,067)
Net deferred tax asset	$-	$-

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations for the years ended December 31, 2014 and 2013 due to the following:

	2014	2013

Book Income	$(468,900)	$(158,656)
Depreciation	(300)	-
Contributed Services		143,820
Non-Deductible Expenses	-	709
Meals & Entertainment	2,500	-
Stock for Expense Accounts	21,000	-
Contributed Interest Expense	900	-
Gain/Loss on settlement of debt through equity	(400)	-
Deferred Rent	-	-
Accrued Payroll	115,200	-
Related Party Interest	-	-
Contingent Liability	31,500	-
Valuation allowance	298,500	14,127
	$-	$-

At December 31, 2014, the Company had net operating loss carryforwards of approximately $897,000 that may be offset against future taxable income from the year 2015 through 2034. No tax benefit has been reported in the December 31, 2014 consolidated financial statements since the potential tax benefit is offset by a valuation allowance of the same amount.

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carryforwards for federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carryforwards may be limited as to use in future years.

The Company’s policy is to recognize potential interest and penalties accrued related to unrecognized tax benefits within income tax expense. For the years ended December 31, 2014 and 2013, the Company did not recognize any interest or penalties, nor did we have any interest or penalties accrued as of December 31, 2014 and 2013 related to unrecognized benefits.

The Company has filed for an extension of the federal income tax return in the U.S for the year ended December 31, 2014. The tax years ended December 31, 2014, 2013, and 2012 are open for examination for federal income tax purposes and by other major taxing jurisdictions to which we are subject.